Derivative Instruments And Hedging Activities (Net Investment Hedges) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative [Line Items]
Other comprehensive income (loss)	¥ 3	¥ 17
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Other comprehensive income (loss)	(1)	0
Long-Term Borrowings [Member]
Derivative [Line Items]
Other comprehensive income (loss)	¥ 4	¥ 17